Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member] Parent Company [Member]	Dec. 31, 2011 Successor [Member] Parent Company [Member]	Nov. 03, 2011 Successor [Member] Parent Company [Member]	Jun. 30, 2012 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Nov. 03, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Jun. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Jun. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Successor [Member] Eliminations [Member]	Nov. 03, 2011 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Parent Company [Member]	Jun. 30, 2011 Predecessor [Member] Parent Company [Member]	Dec. 31, 2010 Predecessor [Member] Parent Company [Member]	Dec. 31, 2009 Predecessor [Member] Parent Company [Member]	Dec. 31, 2008 Predecessor [Member] Parent Company [Member]	Dec. 31, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Jun. 30, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2010 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2009 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2008 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Jun. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Jun. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]	Jun. 30, 2011 Predecessor [Member] Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Eliminations [Member]	Dec. 31, 2008 Predecessor [Member] Eliminations [Member]
Current assets:
Cash and cash equivalents			$ 235,748	$ 215,426	$ 711,885	$ 411	$ 411	$ 0	$ 181,536	$ 142,652	$ 636,234	$ 0	$ 0	$ 0	$ 53,801	$ 72,363	$ 75,651	$ 0	$ 0	$ 0	$ 711,885	$ 711,885	$ 498,424	$ 316,603	$ 263,157	$ 247,767	$ 0	$ 0	$ 0	$ 0	$ 0	$ 636,234	$ 423,410	$ 228,763	$ 74,508	$ 5,383	$ 0	$ 9,325	$ 4,252	$ 2,509	$ 3,456	$ 75,651	$ 65,689	$ 83,588	$ 186,140	$ 238,928	$ 0	$ 0	$ 0	$ 0	$ 0
Accounts receivable, net			376,975	401,958		0	0		198,993	211,187		53,984	53,097		123,998	137,674		0	0					414,083					0					235,004					43,773					135,306					0
Inventories, net			154,992	178,243		0	0		105,370	79,302		72,361	87,171		70,937	81,797		(93,676)	(70,027)					172,552					0					74,623					86,422					91,488					(79,981)
Deferred income taxes			18,706	23,270		0	0		77,457	98,062		0	0		2,853	2,853		(61,604)	(77,645)					30,112					0					23,224					4,364					2,524					0
Prepaid expenses and other			47,352	46,022		0	0		13,467	30,663		6,427	7,257		360,435	354,633		(332,977)	(346,531)					34,199					0					15,372					9,913					315,130					(306,216)
Intercompany receivables			0	0		167	0		1,207,980	998,244		1,959,983	1,891,483		46,343	50,787		(3,214,473)	(2,940,514)					0					0					0					771,162					100,994					(872,156)
Total current assets			833,773	864,919		578	411		1,784,803	1,560,110		2,092,755	2,039,008		658,367	700,107		(3,702,730)	(3,434,717)					967,549					0					576,986					919,886					729,030					(1,258,353)
Net property, plant and equipment			498,647	545,347		0	0		301,728	341,646		75,098	69,452		273,271	311,063		(151,450)	(176,814)					271,063					0					234,354					54,199					222,742					(240,232)
Debt issuance costs, net			102,373	111,397		0	0		102,373	111,397		0	0		0	0		0	0					22,622					0					22,622					0					0					0
Deferred income taxes			20,231	18,322		0	0		0	0		0	0		20,231	18,322		0	0					17,151					0					0					0					17,151					0
Goodwill			3,471,907	3,497,532		0	0		2,475,372	2,499,690		996,535	997,842		0	0		0	0					1,328,881					0					198,244					1,121,519					9,118					0
Identifiable intangible assets, net			2,756,329	2,875,736		0	0		469,304	528,524		2,086,723	2,124,821		200,302	222,391		0	0					453,802					0					5,402					437,075					11,325					0
Other non-current assets			6,490	8,126		0	0		650	2,149		149	149		96,591	96,728		(90,900)	(90,900)					14,931					0					8,962					1,779					5,820					(1,630)
Intercompany loan receivables			0	0		0	0		884,902	848,552		330,009	323,884		0	75,020		(1,214,911)	(1,247,456)					0					0					0					142,960					0					(142,960)
Intercompany investments			0	0		1,445,764	1,593,033		230,490	332,987		530,744	775,147		0	0		(2,206,998)	(2,701,167)					0					0					2,254,058					261,993					29,609					(2,545,660)
Total assets			7,689,750	7,921,379		1,446,342	1,593,444		6,249,622	6,225,055		6,112,013	6,330,303		1,248,762	1,423,631		(7,366,989)	(7,651,054)					3,075,999	3,038,565				0					3,300,628					2,939,411					1,024,795					(4,188,835)
Current liabilities:
Accounts payable			42,966	49,898		0	0		22,203	23,233		10,101	14,884		10,662	11,781		0	0					60,137					0					29,351					17,936					12,850					0
Accrued expenses and other			314,064	311,617		0	0		209,398	194,940		229,363	235,137		63,538	70,497		(188,235)	(188,957)					225,524					0					132,121					230,188					57,103					(193,888)
Intercompany payables			0	0		162	0		429,545	163,543		2,337,168	2,314,174		1,190,949	462,799		(3,957,824)	(2,940,516)					0					0					292,018					431,851					123,287					(847,156)
Current installments of long-term debt	23,399	23,491	23,399	23,491		0	0		23,399	23,491		0	0		0	0		0	0					169,500					0					169,500					0					0					0
Income taxes payable				0			0			0			662			14,050			(14,712)					0					0					0					662					31					(693)
Deferred income taxes			0	0		0	0		0	0		61,604	77,645		0	0		(61,604)	(77,645)
Intercompany debt																								0					0					25,000					0					0					(25,000)
Total current liabilities			380,429	385,006		162	0		684,545	405,207		2,638,236	2,642,502		1,265,149	559,127		(4,207,663)	(3,221,830)					455,161					0					647,990					680,637					193,271					(1,066,737)
Long-term debt, net of current installments and discount	4,626,385	4,639,728	4,626,385	4,639,728		0	0		4,626,385	4,639,728		0	0		0	0		0	0					935,290					0					935,290					0					0					0
Non-current tax liabilities			39,147	38,295		0	0		31,988	31,114		0	0		7,159	7,181		0	0					35,588					0					28,258					0					7,330					0
Deferred income taxes			1,166,120	1,253,344		0	0		186,469	244,517		893,605	911,417		86,046	97,410		0	0					163,386					0					5,082					158,304					0					0
Other non-current liabilities			31,527	11,562		38	0		29,516	9,837		458	802		1,515	923		0	0					3,495					0					908					1,917					670					0
Intercompany loan payables			0	0		0	0		330,009	398,904		884,902	848,552		0	0		(1,214,911)	(1,247,456)					0					0					140,000					0					2,960					(142,960)
Total liabilities			6,243,608	6,327,935		200	0		5,888,912	5,729,307		4,417,201	4,403,273		1,359,869	664,641		(5,422,574)	(4,469,286)					1,592,920					0					1,757,528					840,858					204,231					(1,209,697)
Equity:
Total equity			1,446,142	1,593,444		1,446,142	1,593,444		360,710	495,748		1,694,812	1,927,030		(111,107)	758,990		(1,944,415)	(3,181,768)			1,837,110		1,483,079	1,177,471	903,370			0					1,543,100					2,098,553					820,564					(2,979,138)
Total liabilities and shareholders' equity			$ 7,689,750	$ 7,921,379		$ 1,446,342	$ 1,593,444		$ 6,249,622	$ 6,225,055		$ 6,112,013	$ 6,330,303		$ 1,248,762	$ 1,423,631		$ (7,366,989)	$ (7,651,054)					$ 3,075,999					$ 0					$ 3,300,628					$ 2,939,411					$ 1,024,795					$ (4,188,835)